Financial Instruments - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 9.8	$ 17.9	$ 12.6
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.1	12.3	6.9
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.3	23.0	10.5
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1	4.9	3.1
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.4	2.5	1.6
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.8	1.7	3.7
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.1	2.8	2.6
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(15.1)	(11.0)	(11.3)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.1	$ 18.8	$ 12.3
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.7
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.7
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.7
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.1
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(10.6)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.9
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	16.8
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	11.8
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	20.7
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.5
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.1
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.0
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	19.1
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.7
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.3
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.1
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 8.8